Significant Accounting Policies (Details 2)	9 Months Ended
Mar. 31, 2014 item
Segment reporting:
Number of reportable segment	1
Vessels
Vessels
Useful life of vessels	25 years
Initial drydocking period	5 years
Drydocking period after 15 years	2 years 6 months
Number of years for initial drydocking requirement	15 years